April 6, 2017

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Oppenheimer Revenue Weighted ETF Trust (Registration Nos. 333-139501 and 811-21993)

Ladies and Gentlemen:

On behalf of Oppenheimer Revenue Weighted ETF Trust, a Delaware statutory trust (the “Trust”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 41 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being submitted in connection with the Trust’s registration of Oppenheimer Global Revenue ETF and Oppenheimer International Revenue ETF, each a proposed new series of the Trust (the “New Funds”), as well as certain changes to the name, investment objective, investment strategy and investment risks of Oppenheimer Emerging Markets Revenue ETF (the “Emerging Markets Fund,” collectively, with the New Funds, the “Funds”). The Emerging Markets Fund is currently a registered series of the Trust but has not yet commenced operations.

In addition to Part C and related exhibits, the Amendment includes the following documents:

1.	Prospectus for the Funds; and
2.	Statement of Additional Information for the Funds.

This Amendment relates only to the Funds and does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7556) or to Anita De Frank (at 312-845-1222) of this firm.

Regards,

/s/ George B. Raine

George B. Raine, Esq.

cc:	Paulita A. Pike, Esq.

Anita De Frank, Esq.

Alvin L. Reynolds, Jr., Esq.